Accounting changes and new accounting guidance (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[9],[10]
Accounting Policies [Abstract]
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]		Provision for income taxes (a)
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]		Provision for income taxes (a)
Consolidated Income Statement
Investment and other income	[1]	$ 687		$ 480		$ 70
Total fee and other revenue	[1]	14,307		13,352		13,025
Total revenue	[1]	18,619		17,697		16,529
Income before income taxes	[1]	5,848		4,283		3,480
Provision for income taxes (a)	[1]	1,305		979		937
Net income	[1]	4,543	[2]	3,304	[2],[3]	2,543	[4]
Net income applicable to shareholders of The Bank of New York Mellon Corporation	[1],[4]	4,530		3,302		2,556
Net income applicable to common shareholders of The Bank of New York Mellon Corporation (a)	[1]	$ 4,336		$ 3,067		$ 2,345
Earnings per share applicable to common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)	[5]	$ 5.84		$ 3.91		$ 2.89
Diluted (usd per share)	[5]	$ 5.80		$ 3.89		$ 2.88
Consolidated Balance Sheet
Other assets		$ 25,690		$ 25,909
Total assets		416,064		409,877		$ 405,560
Accrued taxes and other expenses		5,270		5,411
Other liabilities		9,124		9,028
Total liabilities		374,300		368,972
Retained earnings		42,537		39,549
Shareholders' equity		41,318		40,770
Total permanent equity		41,677	[6]	40,820	[3],[6],[7]	40,620	[3],[8]	$ 43,126
Total liabilities, temporary equity and permanent equity		$ 416,064		409,877
Previously reported
Consolidated Income Statement
Investment and other income				285		(82)
Total fee and other revenue				13,157		12,873
Total revenue				17,502		16,377
Income before income taxes				4,088		3,328
Provision for income taxes (a)				800		768
Net income				3,288		2,560
Net income applicable to shareholders of The Bank of New York Mellon Corporation				3,286		2,573
Net income applicable to common shareholders of The Bank of New York Mellon Corporation (a)				$ 3,051		$ 2,362
Earnings per share applicable to common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)				$ 3.89		$ 2.91
Diluted (usd per share)				$ 3.87		$ 2.90
Consolidated Balance Sheet
Other assets				$ 25,985
Total assets				409,953
Accrued taxes and other expenses				5,567
Other liabilities				8,844
Total liabilities				368,944
Retained earnings				39,653
Shareholders' equity				40,874
Total permanent equity				40,924
Total liabilities, temporary equity and permanent equity				409,953
Adjustment
Consolidated Income Statement
Investment and other income				195		$ 152
Total fee and other revenue				195		152
Total revenue				195		152
Income before income taxes				195		152
Provision for income taxes (a)				179		169
Net income				16		(17)
Net income applicable to shareholders of The Bank of New York Mellon Corporation				16		(17)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation (a)				16		$ (17)
Consolidated Balance Sheet
Other assets				(76)
Total assets				(76)
Accrued taxes and other expenses				(156)
Other liabilities				184
Total liabilities				28
Retained earnings				(104)
Shareholders' equity				(104)
Total permanent equity				(104)
Total liabilities, temporary equity and permanent equity				$ (76)

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[5]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[6]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $36,427 million at Dec. 31, 2023 and $36,975 million at Dec. 31, 2024.
[7]	Retained earnings was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[8]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,775 million at Dec. 31, 2022 and $36,427 million at Dec. 31, 2023.
[9]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,092 million at Dec. 31, 2021 and $35,775 million at Dec. 31, 2022.
[10]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.